Nature of Operations and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reporting entity
(a) Reporting entity
Manulife Financial Corporation (“MFC”) is a publicly traded company and the holding company of The Manufacturers Life Insurance Company (“MLI”), a Canadian life insurance company. MFC and its subsidiaries (collectively, “Manulife” or the “Company”) is a leading financial services group with principal operations in Asia, Canada and the United States. Manulife’s international network of employees, agents and distribution partners offers financial protection and wealth management products and services to personal and business clients as well as asset management services to institutional customers. The Company operates as Manulife in Asia and Canada and as John Hancock in the United States.
MFC is domiciled in Canada and incorporated under the Insurance Companies Act (Canada) (“ICA”). These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These Consolidated Financial Statements should be read in conjunction with “Risk Management and Risk Factors” in the 2022 Management’s Discussion and Analysis (“MD&A”) dealing with IFRS 7 “Financial Instruments: Disclosures” as the discussion on market risk and liquidity risk includes certain disclosures that are considered an integral part of these Consolidated Financial Statements.
These Consolidated Financial Statements as at and for the year ended December 31, 2022 were authorized for issue by MFC’s Board of Directors on February 15, 2023.

Basis of preparation
(b) Basis of preparation
The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities as at the date of the Consolidated Financial Statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results may differ from these estimates. The most significant estimation processes relate to evaluating assumptions used in measuring insurance and investment contract liabilities, assessing assets for impairment, determining pension and other post-employment benefit obligation and expense assumptions, determining income taxes and uncertain tax positions, and estimating fair values of certain invested assets. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected. Although some variability is inherent in these estimates, management believes that the amounts recorded are appropriate. The significant accounting policies used and the most significant judgments made by management in applying these accounting policies in the preparation of these Consolidated Financial Statements are summarized below.
The Company’s results and operations have been and may continue to be adversely impacted by
COVID-19
and the economic environment. The adverse effects include but are not limited to recessionary economic trends in markets the Company operates in, significant market volatility, increase in credit risk, strain on commodity markets and alternative long duration asset (“ALDA”) prices, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and their duration contribute additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these Consolidated Financial Statements.
The Company has applied appropriate measurement techniques using reasonable judgment and estimates from the perspective of a market participant to reflect current economic conditions. The impact of these techniques has been reflected in these Consolidated Financial Statements. Changes in the inputs used could materially impact the respective carrying values.

Fair value measurement
(c) Fair value measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date; fair value is an exit value.
When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.
The Company has a valuation process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgment is applied in adjusting external observable data for items including liquidity and credit factors.

The Company categorizes its fair value measurement results according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques based on their reliability. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company can access at the measurement date, reflecting market transactions.
Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also, included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, credit default swaps and foreign currency forward contracts.
Level 3 – Fair value measurements using significant
non-market
observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable, including assumptions about risk. Level 3 security valuations include less liquid securities such as real estate properties, other invested assets, timber investments held within segregated funds, certain long-duration bonds and other securities that have little or no price transparency. Certain derivative financial instrument valuations are also included in Level 3.

Basis of consolidation
(d) Basis of consolidation
MFC consolidates the financial statements of all entities it controls, including certain structured entities. Subsidiaries are entities controlled by the Company. The Company has control over an entity when the Company has the power to govern the financial and operating policies of the entity and is exposed to variable returns from its activities which are significant in relation to the total variable returns of the entity and the Company is able to use its power over the entity to affect the Company’s share of variable returns of the entity. In assessing control, significant judgment is applied while considering all relevant facts and circumstances. When assessing decision making power over an entity, the Company considers the extent of its rights relative to the management of the entity, the level of voting rights held over the entity which are potentially or presently exercisable, the existence of any contractual management agreements which may provide the Company with power over the entity’s financial and operating policies, and to the extent of other parties’ ownership in the entity, if any, the possibility for de facto control being present. When assessing variable returns from an entity, the Company considers the significance of direct and indirect financial and non-financial
variable returns to the Company from the entity’s activities in addition to the proportionate significance of such returns to the total variability of the entity. The Company also considers the degree to which its interests are aligned with those of other parties investing in the entity and the degree to which the Company may act in its own interest while interacting with the entity.
The financial statements of subsidiaries are included in MFC’s consolidated results from the date control is established and are excluded from consolidation from the date control ceases. The initial control assessment is performed at inception of the Company’s involvement with the entity and is reconsidered if the Company acquires or loses power over key operating and financial policies of the entity; acquires additional interests or disposes of interests in the entity; the contractual arrangements of the entity are amended such that the Company’s proportionate exposure to variable returns changes; or if the Company’s ability to use its power to affect its variable returns from the entity changes. A change in control may lead to gains or losses on derecognition of a subsidiary when losing control, or on derecognition of previous interests in a subsidiary when gaining control.
The Company’s Consolidated Financial Statements have been prepared using uniform accounting policies for like transactions and events in similar circumstances. Intercompany balances, and revenue and expenses arising from intercompany transactions, have been eliminated in preparing the Consolidated Financial Statements.
Non-controlling
interests are interests of other parties in the equity of MFC’s subsidiaries and are presented within total equity, separate from the equity of MFC’s participating policyholders and shareholders.
Non-controlling
interests in the net income and other comprehensive income (“OCI”) of MFC’s subsidiaries are included in total net income and total OCI, respectively. An exception to this occurs where the subsidiary’s shares are either puttable by the other parties or are redeemable for cash on a fixed or determinable date, in which case other parties’ interests in the subsidiary’s capital are presented as liabilities of the Company and other parties’ interests in the subsidiary’s net income and OCI are recorded as expenses of the Company.
The equity method of accounting is used to account for entities over which the Company has significant influence or joint control (“associates” or “joint ventures”), whereby the Company records its share of the associate’s or joint venture’s net assets and financial results using uniform accounting policies for similar transactions and events. Significant judgment is used to determine whether voting rights, contractual management rights and other relationships with the entity, if any, provide the Company with significant influence or joint control over the entity. Gains and losses on the sale of associates or joint ventures are included in income when realized, while impairment losses are recognized immediately when there is objective evidence of impairment. Gains and losses on commercial transactions with associates or joint ventures are eliminated to the extent of the Company’s interest in the equity of the associate or joint venture. Investments in associates and joint ventures are included in other invested assets on the Company’s Consolidated Statements of Financial Position.

Invested assets
(e) Invested assets
Invested assets that are considered financial instruments are classified as fair value through profit or loss (“FVTPL”), loans and receivables, or as available-for-sale
(“AFS”) financial assets. The Company determines the classification of its financial assets at initial recognition. Invested assets are recognized initially at fair value plus, in the case of investments not at FVTPL, directly attributable transaction costs. Invested assets are classified as financial instruments at FVTPL if they are held for trading, if they are designated by management under the fair value option, or if they are designated by management when they include one or more embedded derivatives. Invested assets classified as AFS are non-derivative
financial assets that do not fall into any of the other categories described above.
Valuation methods for the Company’s invested assets are described above. All fair value valuations are performed in accordance with IFRS 13 “Fair Value Measurement”. Disclosure of fair value valuations within the three levels of the fair value hierarchy for invested assets carried at fair value or not carried at fair value on the Consolidated Statements of Financial Position are presented in note 4. Fair value valuations are performed by the Company and by third-party service providers. When third-party service providers are engaged, the Company performs a variety of procedures to corroborate pricing information. These procedures may include, but are not limited to, inquiry and review of valuation techniques, inputs to the valuation and vendor controls reports.
Cash and short-term securities comprise of cash, current operating accounts, overnight bank and term deposits, and debt securities held for meeting short-term cash commitments. Short-term securities are comprised of investments due to mature within one year of the date of purchase. Short-term securities are carried at fair value. Commercial paper and discount notes are classified as Level 2 for fair value disclosure purposes because these securities are typically not actively traded. Net payments in transit and overdraft bank balances are included in other liabilities.
Debt securities are carried at fair value or amortized cost. Debt securities are generally valued by independent pricing vendors using proprietary pricing models incorporating current market inputs for similar instruments with comparable terms and credit quality (matrix pricing). The significant inputs include, but are not limited to, yield curves, credit risks and spreads, prepayment rates and volatility of these inputs. These debt securities are classified as Level 2 for fair value disclosure purposes but can be Level 3 if significant inputs are market unobservable. Realized gains and losses on sale of debt securities and unrealized gains and losses on debt securities designated as FVTPL are recognized in investment income immediately. Unrealized gains and losses on AFS debt securities are recorded in OCI, except for unrealized gains and losses on foreign currency translation which are included in income. Impairment losses on AFS debt securities are recognized in income on an individual security basis when there is objective evidence of impairment. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. Debt securities which are classified as held-to-maturity
are carried at amortized cost. This includes debt securities with fixed or determinable payments and fixed maturities, for which the Company has both positive intention and ability to hold to maturity, and which the Company has not designated at initial recognition as FVTPL or AFS.
Public equities are comprised of common and preferred equities and mutual fund shares and are carried at fair value. Public equities are generally classified as Level 1 for fair value disclosure purposes, as fair values are normally based on quoted market prices. Realized gains and losses on sale of equities and unrealized gains and losses on equities designated as FVTPL are recognized in investment income immediately. Unrealized gains and losses on AFS equities are recorded in OCI. Impairment losses on AFS equities are recognized in income on an individual security basis when there is objective evidence of impairment. Impairment is considered to have occurred when fair value has declined below cost by a significant amount or for a prolonged period. Significant judgment is applied in determining whether the decline is significant or prolonged.
Mortgages are carried at amortized cost and are classified as Level 3 for fair value disclosure purposes due to the lack of market observability of certain significant valuation inputs. Realized gains and losses are recorded in investment income immediately. Impairment losses are recorded on mortgages when there is no longer reasonable assurance as to the timely collection of the full amount of principal and interest and are measured based on the discounted value of expected future cash flows at the original effective interest rates inherent in the mortgage. Expected future cash flows of impaired mortgages are typically determined with reference to the fair value of collateral security underlying the mortgage, net of expected costs of realization and including any applicable insurance recoveries. Significant judgment is applied in the determination of impairment including the timing and amount of future collections.
The Company accounts for insured and uninsured mortgage securitizations as secured financing transactions since the criteria for sale accounting are not met. For these transactions, the Company continues to recognize the mortgages and records liabilities within other liabilities for the amounts owed at maturity. Interest income from these mortgages and interest expense on the borrowings are recorded using the effective interest rate method.
Private placements, which include corporate loans for which there is no active market, are carried at amortized cost and are generally classified as Level 2 for fair value disclosure purposes or Level 3 if significant inputs are market unobservable. Realized gains and losses are recorded in income immediately. Impairment losses are recorded on private placements when there is no longer assurance as to the timely collection of the full amount of principal and interest. Impairment is measured based on the discounted value of expected future cash flows at the original effective interest rate inherent in the loan. Significant judgment is applied in the determination of impairment including the timing and amount of future collections.
Policy loans are carried at an amount equal to their unpaid balances and are classified as Level 2 for fair value disclosure purposes. Policy loans are fully collateralized by the cash surrender value of the underlying policies.

Loans to Manulife Bank of Canada (“Manulife Bank” or “Bank”) clients are carried at amortized cost and are classified as Level 2 for fair value disclosure purposes. A loan to a Bank client is considered impaired when there is objective evidence of impairment because of one or more loss events that have occurred after initial recognition, with a negative impact on the estimated future cash flows of the loan.
Once established, allowances for impairment of mortgages, private placements and loans to Bank clients are reversed only if the conditions that caused the impairment no longer exist. Reversals of impairment charges on AFS debt securities are only recognized in income to the extent that subsequent increases in fair value can be attributed to events after the impairment loss being recorded. Impairment losses for AFS equity instruments are not reversed through income. On disposition of an impaired asset, any allowance for impairment is released.
In addition to impairments and provisions for loan losses (recoveries) reported in investment income, the measurement of insurance contract liabilities, via investment return assumptions, includes expected future credit losses on fixed income investments. Refer to note 7(d).
Interest income is recognized on debt securities, mortgages, private placements, policy loans, loans to Bank clients and certain other invested assets as it accrues and is calculated using the effective interest rate method. Premiums, discounts and transaction costs are amortized over the life of the underlying investment using the effective yield method for all debt securities as well as mortgages and private placements.
The Company records purchases and sales of invested assets on a trade date basis. Loans originated by the Company are recognized on a settlement date basis.
Real estate consists of both own use property and investment property. Own use property, held for use for the Company’s operations, is carried at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated based on the cost of an asset less its residual value and is recognized in income on a straight-line basis over the estimated useful life ranging from 30 to 60 years. Impairment losses are recorded in income to the extent the recoverable amount is less than the carrying amount. Where own use property is included in assets backing insurance contract liabilities, the fair value of the property is used in the valuation of insurance contract liabilities. Fair value of own use property is determined using the same processes as for investment property, described below. Own use property is classified as Level 3 for fair value disclosure purposes.
An investment property is a property held to earn rental income, for capital appreciation, or both. Investment properties are measured at fair value, with changes in fair value recognized in income. Fair value is determined using external appraisals that are based on the highest and best use of the property. The valuation techniques include discounted cash flows, the direct capitalization method as well as comparable sales analysis and include both observable and unobservable inputs. Inputs include existing and assumed tenancies, market data from recent comparable transactions, future economic outlook and market risk assumptions, capitalization rates and internal rates of return. Investment properties are classified as Level 3 for fair value disclosure purposes.
When a property changes from own use to investment property, any gain or loss arising on the remeasurement of the property to fair value at the date of transfer is recognized in OCI, to the extent that it is not reversing a previous impairment loss. Reversals of impairment losses are recognized in income.
Other invested assets include private equity and property investments held in infrastructure and timber, as well as in agriculture and oil and gas sectors. Private equity investments are accounted for as associates or joint ventures using the equity method (as described in note 1(d) above) or are classified as FVTPL or AFS and carried at fair value. Investments in oil and gas exploration and evaluation activities are measured on the cost basis using the “successful efforts” method. Timber and agriculture properties are measured at fair value with changes in fair value recognized in income, except for buildings, equipment and bearer plants which are measured at amortized cost. The fair value of other invested assets is determined using a variety of valuation techniques as described in note 4. Other invested assets that are measured or disclosed at fair value are primarily classified as Level 3.
Other invested assets also include investments in leveraged leases, which are accounted for using the equity method. The carrying value under the equity method reflects the amortized cost of the lease receivable and related non-recourse
debt using the effective yield method.

Goodwill and intangible assets
(f) Goodwill and intangible assets
Goodwill represents the difference between the fair value of purchase consideration of an acquired business and the Company’s proportionate share of the net identifiable assets acquired. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment.
Goodwill is tested for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable at the cash generating unit (“CGU”) or group of CGUs level. The Company allocates goodwill to CGUs or group of CGUs for impairment testing at the lowest level within the entity where the goodwill is monitored for internal management purposes. The allocation is made to those CGUs or group of CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount with the carrying value of a CGU or group of CGUs. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU or group of CGUs are subject to being reduced by the remaining deficiency on a pro-rata
basis.

The recoverable amount of a CGU or group of CGUs is the higher of the estimated fair value less costs to sell or the value-in-use
of the CGU or group of CGUs. In assessing
value-in-use,
estimated future cash flows are discounted using a
pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or group of CGUs. In some cases, the most recent detailed calculation made in a prior period of a recoverable amount is used in the current period impairment testing. This is the case only if there are no significant changes to the CGU or group of CGUs, the likelihood of impairment is remote based on the analysis of current events and circumstances, and the most recently calculated recoverable amount substantially exceeded the current carrying amount of the CGU or group of CGUs.
Intangible assets with indefinite useful lives include the John Hancock brand name, certain investment management contracts and certain agricultural water rights. The indefinite useful life assessment for the John Hancock brand name is based on the brand name being protected by indefinitely renewable trademarks in markets where branded products are sold, and for certain investment management contracts based on the ability to renew these contracts indefinitely. In addition, there are no legal, regulatory or contractual provisions that limit the useful lives of these intangible assets. Certain agricultural water rights are held in perpetuity. An intangible asset with an indefinite useful life is not amortized but is subject to an annual impairment test which is performed more frequently if an indication that it is not recoverable arises.
Intangible assets with finite useful lives include acquired distribution networks, customer relationships, capitalized software, and certain investment management contracts and other contractual rights. Distribution networks, customer relationships, and other finite life intangible assets are amortized over their estimated useful lives, six to 68 years, either based on straight-line or in relation to other asset consumption metrics. Software intangible assets are amortized on a straight-line basis over their estimated useful lives of three to 10 years. Finite life intangible assets are assessed for indicators of impairment at each reporting period. If indications of impairment arise, these assets are tested for impairment.

Miscellaneous assets
(g) Miscellaneous assets
Miscellaneous assets include assets held in a rabbi trust with respect to unfunded defined benefit obligations, defined benefit assets, if any, deferred acquisition costs and capital assets. Rabbi trust assets are carried at fair value. Defined benefit assets carrying value is explained in note 1(o). Deferred acquisition costs are carried at cost less accumulated amortization and are amortized over the period redemption fees may be charged or over the period revenue is earned. Capital assets are carried at cost less accumulated amortization computed on a straight-line basis over their estimated useful lives, which vary from two to 10 years.

Segregated funds
(h) Segregated funds
The Company manages segregated funds on behalf of policyholders, which are presented as segregated fund net assets with offsetting segregated funds net liabilities to policyholders in the amount of their account balances. Amounts invested by the Company in segregated funds for seed purposes are presented within invested asset categories based on the nature of the underlying investments. The investment returns on these funds are passed directly to policyholders. In some cases, the Company has provided guarantees associated with these funds.
Segregated funds net assets are measured at fair value and include investments in mutual funds, debt securities, equities, cash, short-term investments and other investments. With respect to the consolidation requirement of IFRS, in assessing the Company’s degree of control over the underlying investments, the Company considers the scope of its decision-making rights, the rights held by other parties, its remuneration as an investment manager and its exposure to variability of returns from the investments. The Company has determined that it does not have control over the underlying investments as it acts as an agent on behalf of segregated fund policyholders.
The methodology applied to determine the fair value of investments held in segregated funds is consistent with that applied to invested assets held by the general fund, as described above in note 1(e). Segregated funds liabilities are measured based on the value of the segregated funds net assets. Investment returns on segregated funds assets belong to policyholders and the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products, for which the underlying investments are held within segregated funds. Accordingly, investment income earned by segregated funds and expenses incurred by segregated funds are offset and are not separately presented in the Consolidated Statements of Income. Fee income earned by the Company for managing and administering the segregated funds is included in other revenue.
Liabilities related to guarantees associated with certain segregated funds, as a result of certain variable life and annuity contracts, are recorded within the Company’s insurance contract liabilities. The Company holds assets supporting these guarantees in the general fund, which are included in invested assets according to their investment type.

Insurance and investment contract liabilities
(i) Insurance and investment contract liabilities
Most contracts issued by the Company are considered insurance, investment or service contracts. Contracts under which the Company accepts significant insurance risk from a policyholder are classified as insurance contracts in the Consolidated Financial Statements. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to make significant additional payments in any scenario, excluding scenarios that lack commercial substance at the inception of the contract. Contracts under which the Company does not accept significant insurance risk are either classified as investment contracts or considered service contracts and are accounted for in accordance with IAS 39
“
Financial Instruments: Recognition and Measurement
”
or IFRS 15 “Revenue from Contracts with Customers”, respectively.

Once a contract has been classified as an insurance contract it remains an insurance contract even if the insurance risk reduces significantly. Investment contracts can be reclassified as insurance contracts if insurance risk subsequently becomes significant.
Insurance contract liabilities, net of reinsurance assets, represent the amount which, together with estimated future premiums and net investment income, will be sufficient to pay estimated future benefits, policyholder dividends and refunds, taxes (other than income taxes) and expenses on policies in-force.
Insurance contract liabilities are presented gross of reinsurance assets on the Consolidated Statements of Financial Position. The Company’s Appointed Actuary is responsible for determining the amount of insurance contract liabilities in accordance with standards established by the Canadian Institute of Actuaries. Insurance contract liabilities, net of reinsurance assets, have been determined using the Canadian Asset Liability Method (“CALM”) as permitted by IFRS 4 “Insurance Contracts”. Refer to note 7.
Investment contract liabilities include contracts issued to retail and institutional investors that do not contain significant insurance risk. Investment contract liabilities and deposits are measured at amortized cost or at FVTPL by election. The election reduces accounting mismatches between FVTPL assets supporting these contracts and the related contract liabilities. Investment contract liabilities are derecognized when the contract expires, is discharged or is cancelled.
Derivatives embedded within insurance contracts are separately accounted for as derivatives if they are not considered to be closely related to the host insurance contract and do not meet the definition of an insurance contract. These embedded derivatives are presented separately in other assets or other liabilities and are measured at FVTPL.

Reinsurance assets
(j) Reinsurance assets
The Company uses reinsurance in the normal course of business to manage its risk exposure. Insurance ceded to a reinsurer does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under a reinsurance agreement.
Reinsurance assets represent the benefit derived from reinsurance agreements in-force
at the reporting date, considering the financial condition of the reinsurer. Amounts recoverable from reinsurers are estimated in accordance with the terms of the relevant reinsurance contract.
Gains or losses on reinsurance transactions are recognized in income immediately on the transaction date and are not amortized. Premiums ceded and claims reimbursed are presented on a gross basis on the Consolidated Statements of Income. Reinsurance assets are not offset against the related insurance contract liabilities and are presented separately on the Consolidated Statements of Financial Position. Refer to note 7(a).

Other financial instruments accounted for as liabilities
(k) Other financial instruments accounted for as liabilities
The Company issues a variety of other financial instruments classified as liabilities, including notes payable, term notes, senior notes, senior debentures, subordinated notes, surplus notes and preferred shares. These financial liabilities are measured at amortized cost, with issuance costs deferred and amortized using the effective interest rate method.

Income taxes
(l) Income taxes
The provision for income taxes is calculated based on income tax laws and income tax rates substantively enacted as at the date of the Consolidated Statements of Financial Position. The income tax provision is comprised of current income taxes and deferred income taxes. Current and deferred income taxes relating to items recognized in OCI and directly in equity are similarly recognized in OCI and directly in equity, respectively.
Current income taxes are amounts expected to be payable or recoverable for the current year and any adjustments to taxes payable in respect of previous years.
Deferred income taxes are provided for using the liability method and result from temporary differences between the carrying values of assets and liabilities and their respective tax bases. Deferred income taxes are measured at the substantively enacted tax rates that are expected to be applied to temporary differences when they reverse.
A deferred tax asset is recognized to the extent that future realization of the tax benefit is probable. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the tax benefit will be realized. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity.
Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
The Company records liabilities for uncertain tax positions if it is probable that the Company will make a payment on tax positions due to examinations by tax authorities. These provisions are measured at the Company’s best estimate of the amount expected to be paid. Provisions are reversed to income in the period in which management assesses they are no longer required or determined by statute.

The Company is subject to income tax laws in various jurisdictions. Tax laws are complex and potentially subject to different interpretations by the taxpayer and the relevant tax authority. The provision for current income taxes and deferred income taxes represents management’s interpretation of the relevant tax laws and its estimate of current and future income tax implications of the transactions and events during the year. The Company may be required to change its provision for income taxes or deferred income tax balances when the ultimate deductibility of certain items is successfully challenged by taxing authorities, or if estimates used in determining the amount of deferred tax balances to recognize change significantly, or when receipt of new information indicates the need for adjustment in the amount of deferred income taxes to be recognized. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes, deferred tax balances and the effective tax rate. Any such changes could materially affect the amounts reported in the Consolidated Financial Statements in the period these changes occur.

Foreign currency translation
(m) Foreign currency translation
Items included in the financial statements of each of the Company’s subsidiaries, joint ventures and associates are measured by each entity using the currency of the primary economic environment in which the entity operates (the “functional currency”). If their functional currency is other than Canadian dollar, these entities are foreign operations of the Company.
Transactions in a foreign currency are translated to the functional currency at the exchange rate prevailing at the date of the transaction. Assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate in effect at the reporting date. Revenue and expenses denominated in foreign currencies are translated at the average exchange rate prevailing during the quarter reported. Exchange gains and losses are recognized in income except for translation of net investments in foreign operations and the results of hedging these positions, and for non-monetary
items designated as AFS. These foreign exchange gains and losses are recognized in OCI until such time that the foreign operation or non-monetary
item is disposed of or control or significant influence over it is lost.
The Consolidated Financial Statements are presented in Canadian dollars. The financial statements of the Company’s foreign operations are translated from their functional currencies to Canadian dollars; assets and liabilities are translated at the exchange rate at the reporting date, and revenue and expenses are translated using the average exchange rates for the period. Foreign exchange gains and losses on these translations are recognized in OCI, subject to reclassification to income upon disposal of a foreign operation.

Stock-based compensation
(n) Stock-based compensation
The Company provides stock-based compensation to certain employees and directors as described in note 15. Compensation expense of equity instruments granted is accrued based on the best estimate of the number of instruments expected to vest, with revisions made to that estimate if subsequent information indicates that actual forfeitures are likely to differ from initial forfeiture estimates, unless forfeitures are due to market-based conditions.
Stock options are expensed with a corresponding increase in contributed surplus. Restricted share units and deferred share units are expensed with a corresponding liability accrued based on the market value of MFC’s common shares at the end of each quarter. Performance share units are expensed with a corresponding liability accrued based on specific performance conditions and the market value of MFC’s common shares at the end of each quarter. The change in the value of the awards resulting from changes in the market value of MFC’s common shares or changes in the specific performance conditions and credited dividends is recognized in income, offset by the impact of total return swaps used to manage the variability of the related liabilities.
Stock-based compensation cost is recognized over the applicable vesting period, unless the employee is eligible to retire at the time of grant or will be eligible to retire during the vesting period. Compensation costs attributable to stock options, restricted share units, and performance share units granted to employees who are eligible to retire on the grant date or who will become eligible to retire during the vesting period, are recognized at the grant date or over the period from the grant date to the date of retirement eligibility, respectively.
The Company’s contributions to the Global Share Ownership Plan (“GSOP”) (refer to note 15(d)), are expensed as incurred. Under the GSOP, subject to certain conditions, the Company will match a percentage of an employee’s eligible contributions to certain maximums. All contributions are used by the plan’s trustee to purchase MFC common shares in the open market on behalf of participating employees.

Employee future benefits
(o) Employee future benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax qualified) pension plans that are typically funded as well as supplemental non-registered
(non-qualified)
pension plans for executives, retiree and disability welfare plans that are typically not funded.
The Company’s obligation in respect of defined benefit pension and other post-employment benefits is calculated for each plan as the estimated present value of future benefits that eligible employees have earned in return for their service up to the reporting date using the projected benefit method. The discount rate used is based on the yield, as at the reporting date, of high-quality corporate debt securities that have approximately the same term as the benefit obligations and that are denominated in the same currency in which the benefits are expected to be paid.

To determine the Company’s net defined benefit asset or liability, the fair value of plan assets is deducted from the defined benefit obligations. When this calculation results in a surplus, the asset that can be recognized is limited to the present value of future economic benefit available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset limit). Defined benefit assets are included in other assets and defined benefit liabilities are included in other liabilities.
Changes in the net defined benefit asset or liability due to re-measurement
of pension and retiree welfare plans are recorded in OCI in the period in which they occur and are not reclassified to income in subsequent periods. They consist of actuarial gains and losses, the impact of the asset limit, if any, and the return on plan assets, excluding amounts included in net interest income or expense. Changes in the net defined benefit asset or liability due to re-measurement
of disability welfare plans are recorded in income in the period in which they occur.
The cost of defined benefit pension plans is recognized over the employee’s years of service to retirement while the cost of retiree welfare plans is recognized over the employee’s years of service to their date of full eligibility. The net benefit cost for the year is recorded in income and is calculated as the sum of the service cost in respect of the fiscal year, the net interest income or expense and any applicable administration expenses, plus past service costs or credits resulting from plan amendments or curtailments. The net interest income or expense is determined by applying the discount rate to the net defined benefit asset or liability. The current year cost of disability welfare plans is the year-over-year change in the defined benefit obligation, including any actuarial gains or losses.
The cost of defined contribution plans is the contribution provided by the Company and is recorded in income in the periods during which services are rendered by employees.

Derivative and hedging instruments
(p) Derivative and hedging instruments
The Company uses derivative financial instruments (“derivatives”) including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments. Derivatives embedded in other financial instruments are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative and the host instrument itself is not recorded at FVTPL. Derivatives which are separate financial instruments are recorded at fair value, and those with unrealized gains reported as derivative assets and those with unrealized losses reported as derivative liabilities.
A determination is made for each derivative as to whether to apply hedge accounting. Where hedge accounting is not applied, changes in the fair value of derivatives are recorded in investment income. Refer to note 4(c).
Where the Company has elected to apply hedge accounting, a hedging relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge. Hedge accounting is only applied when the Company expects that the hedging relationship will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. The assessment of hedge effectiveness is performed at the end of each reporting period both prospectively and retrospectively. When it is determined that a hedging relationship is no longer effective, or the hedging instrument or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivatives are not sold or terminated, any subsequent changes in fair value of the derivatives are recognized in investment income.
For derivatives that are designated as hedging instruments, changes in fair value are recorded according to the nature of the risks being hedged, as discussed below.
In a fair value hedging relationship, changes in fair value of the hedging instruments are recorded in investment income, offsetting changes in fair value of the hedged items, which would otherwise not be carried at fair value. Hedge ineffectiveness is recognized in investment income and arises from differences between changes in the fair values of hedging instruments and hedged items. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in investment income.
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging instrument is recorded in OCI while the ineffective portion is recognized in investment income. Gains and losses in accumulated other comprehensive income (“AOCI”) are recognized in income during the same periods that the variability in the hedged cash flows or the hedged forecasted transactions are recognized in income. The reclassifications from AOCI are made to investment income, except for total return swaps that hedge stock-based compensation awards, which are reclassified to general expenses.
Gains and losses on cash flow hedges in AOCI are reclassified immediately to investment income when the hedged item is sold or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction is expected to occur, the amounts in AOCI are reclassified to investment income in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.
In a net investment in foreign operations hedging relationship, gains and losses relating to the effective portion of the hedge are recorded in OCI. Gains and losses in AOCI are recognized in income during the periods when gains or losses on the underlying hedged net investment in foreign operations are recognized in income upon disposal of the foreign operation.

Premium income and related expenses
(q) Premium income and related expenses
Gross premiums for all types of insurance contracts, and contracts with limited mortality or morbidity risk, are generally recognized as revenue when due. Premiums are reported gross of reinsurance ceded (refer to note 7).

Revenue from service contracts
(r) Revenue from service contracts
The Company recognizes revenue from service contracts in accordance with IFRS 15. The Company’s service contracts generally impose single performance obligations, each consisting of a series of similar related services for each customer. Revenue is recorded as performance obligations are satisfied over time because the customers simultaneously receive and consume the benefits of the services rendered, measured using an output method. Revenue for variable consideration is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. Refer to note 14.

Changes in accounting and reporting policy
(a) Changes in accounting and reporting policy
(i) Annual Improvements 2018 – 2020 Cycle
Annual Improvements 2018–2020 Cycle was issued in May 2020 and is effective on or after January 1, 2022. The IASB issued four minor amendments to different standards as part of the Annual Improvements process, to be applied prospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(ii) Amendments to IFRS 3 “Business Combinations”
Amendments to IFRS 3 “Business Combinations” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments update references within IFRS 3 to the 2018 Conceptual Framework and require that the principles in IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” be used to identify liabilities and contingent assets arising from a business combination. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(iii) Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”
Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” were issued in May 2020, and are effective on or after January 1, 2022, with earlier application permitted. The amendments address identifying onerous contracts and specify the cost of fulfilling a contract which includes all costs directly related to the contract. These include incremental direct costs and allocations of other costs that relate directly to fulfilling the contract. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

Future accounting and reporting changes
(b) Future accounting and reporting changes
(i) IFRS 17 “Insurance Contracts”
IFRS 17 “Insurance Contracts” was issued in May 2017 to be effective for years beginning on January 1, 2021. Amendments to IFRS 17 “Insurance Contracts” were issued in June 2020 and include a two-year
deferral of the effective date. IFRS 17 as amended, is effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impracticable the modified retrospective or fair value methods may be used. The standard replaced IFRS 4 “Insurance Contracts” and therefore replaced the Canadian Asset Liability Method (“CALM”) and materially changed the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Consolidated Financial Statements.
Narrow-scope amendments to IFRS 17 “Insurance Contracts” were issued in December 2021 and were effective on initial application of IFRS 17 and IFRS 9 “Financial Instruments” which the Company has adopted on January 1, 2023. The amendments reduce accounting mismatches between insurance contract liabilities and financial assets in scope of IFRS 9 within comparative prior periods when initially applying IFRS 17 and IFRS 9. The amendments allow insurers to present comparative information on financial assets as if IFRS 9 were fully applicable during the comparative period. The amendments do not permit application of IFRS 9 hedge accounting principles to the comparative period.
The principles underlying IFRS 17 differ from CALM as permitted by IFRS 4. While there are many differences, the following outlines some of the key measurement differences:

•
Under IFRS 17 new business gains are recorded on the Consolidated Statements of Financial Position (in the Contractual Service Margin (“CSM”) component of the insurance contract liability) and amortized into income as services are provided. New business losses are recorded into income immediately. Under CALM, both new business gains and new business losses were recognized in income immediately.

•
Under IFRS 17 the Company aggregates insurance contracts that are subject to similar risks and managed together into portfolios. Since new business gains and losses have different accounting treatments, insurance contracts are further aggregated into groups by profitability and issuance period to limit offsetting of new business gains and losses. Such aggregation of contracts into groups is required on initial recognition and not reassessed subsequently. Under CALM, new business gains and new business losses offset each other in income.

•
Under IFRS 17 the discount rate used to estimate the present value of insurance contract liabilities is based on the characteristics of the liabilities. Under CALM, the rates of returns for current and projected assets supporting insurance contract liabilities were used to value the liabilities. The difference in the discount rate approach also impacts the timing of investment results. Under IFRS 17, the impact of investing activities will emerge into earnings over the life of the assets. Under CALM, the impact of investing activities was capitalized into reserves and therefore earnings in the period they occurred.

•
Under IFRS 17 the insurance contract liability discount rate is not related to the expected return on Alternative Long-Duration Assets (“ALDA”) and public equity assets, and as a result, the earnings sensitivity of a change in return assumptions for ALDA and public equity assets will be significantly reduced.

•
Under IFRS 17 the Company has elected the option to record changes in insurance contract liabilities arising from changes in interest rates through other comprehensive income, for substantially all insurance products, and classify debt instruments supporting these insurance contract liabilities as fair value through other comprehensive income (“FVOCI”) under IFRS 9. Under CALM, changes in insurance contract liabilities were recorded in income and supporting debt instruments were classified as FVTPL.

•
Under IFRS 17 the Company separates specific embedded derivatives and distinct investment components from insurance contracts and accounts for them under IFRS 9. Under IFRS 4 the treatment of embedded derivatives is consistent with IFRS 17, however under IFRS 4 the Company did not separate deposit components as this was not required by the standard.

•
Under IFRS 17 insurance contracts with different features are measured by one of the three measurement models: General Measurement Model (“GMM”), Premium Allocation Approach (“PAA”) and Variable Fee Approach (“VFA”). Under IFRS 4, insurance contracts were generally valued by one measurement model, although an unearned premium reserve method similar to PAA was allowed and used by Manulife for certain short duration / annually renewable business.

In addition, there are significant changes to presentation and disclosure of the financial statements. The following outlines some of the key presentation and disclosure changes:

•
Consolidated Statements of Financial Position: Under IFRS 17 the Company presents portfolios of insurance and reinsurance contracts issued separately from portfolios of reinsurance contracts held, and portfolios in asset position are further presented separately from portfolios in liability position. Under CALM, contracts were not split and presented by asset and liability position.

•
Consolidated Statements of Comprehensive Income: Under IFRS 17 the Company separately presents insurance revenue, insurance service expense, insurance finance income or expenses, and income or expenses from reinsurance contracts held. Under CALM the Company reported premium income, gross claims and benefits, changes in insurance contract liabilities, benefits and expenses ceded to reinsurers, and changes in reinsurance assets.

IFRS 17 Transition
The Company is required to prepare an opening balance sheet as at January 1, 2022, the date of transition to IFRS 17, which forms the starting point for its financial reporting in accordance with IFRS 17. Any differences between the carrying value and the presentation of assets, liabilities and equity determined in accordance with CALM and IFRS 17, as at January 1, 2022
,
will be recorded in opening retained earnings and accumulated other comprehensive income.
On the transition date, January 1, 2022, the Company;

•	Identified, recognized, and measured each group of contracts as if IFRS 17 had always applied, unless it was impracticable (see Full Retrospective Approach and Fair Value Approach below);

•
Identified, recognized, and measured assets for insurance acquisition cash flows as if IFRS 17 had always applied, unless it was impracticable. However, no recoverability assessment was performed before the transition date;

•	Derecognized any balances that would not exist had IFRS 17 always applied;

•	Measured own use real estate properties that were underlying items of insurance contracts with direct participation features at fair value; and

•	Recognized any resulting net difference in equity.
Full Retrospective Approach
The Company has adopted IFRS 17 retrospectively unless the full retrospective approach was deemed impracticable.
The Company has applied the full retrospective approach to most contracts issued on or after January 1, 2021, except for participating insurance contracts and variable annuity contracts for which the fair value approach was used.

Fair Value Approach
The Company has applied the fair value approach to all insurance contracts issued prior to January 1, 2021, as obtaining reasonable and supportable information to apply the full retrospective approach was deemed impracticable.
IFRS 17 allows the use of the fair value approach for groups of insurance contracts with direct participation features if the risk mitigation option is applied prospectively from the transition date and the Company used derivatives, reinsurance contracts held or non-derivative
financial instruments held at FVTPL to mitigate financial risk on these groups of contracts. With these conditions met, the Company has elected to apply the fair value approach to participating insurance contracts and variable annuity contracts issued on or after January 1, 2021.
Under the fair value approach, the Company has determined the CSM of the GMM and VFA liabilities for remaining coverage at the transition date as the difference between the fair value of the groups of insurance contracts and the fulfilment cash flows measured at that date. In determining the fair value, the Company has applied the requirements of IFRS 13 “Fair Value Measurement”, except for the demand deposit floor requirement. The Company used the income approach to determine the fair value of the insurance contracts at the transition date, in which future cash flows are discounted to a single amount that reflects current market expectations about those future amounts.
To determine groups of insurance contracts under the fair value approach the Company has aggregated contracts issued more than one year apart as it did not have reasonable and supportable information to divide groups into those including only contracts issued within one year or less.
For the application of the fair value approach, the Company has used reasonable and supportable information available at the transition date in order to:

•	Identify groups of insurance contracts;

•	Determine whether an insurance contract meets the definition of an insurance contract with direct participation features;

•	Identify discretionary cash flows for insurance contracts without direct participation features; and

•	Determine whether an investment contract meets the definition of an investment contract with discretionary participation features.
For insurance contracts where the fair value approach was applied, the discount rate used to determine the fair value of the group of insurance contracts was determined at the transition date. For cash flows of insurance contracts that do not vary based on the returns on underlying items, the Company determines discount rates by adjusting a liquid risk-free yield curve to reflect the differences between the liquidity characteristics of the financial instruments that underlie the rates observed in the market and the liquidity characteristics of the insurance contracts (a bottom-up approach).
Other Comprehensive Income at Transition
Under IFRS 17 changes in the carrying amount of insurance contracts arising from the effect of and changes in the time value of money and in financial risk are presented as insurance finance income or expense (except for some changes for insurance contracts with direct participation features under certain circumstances). Under IFRS 17 the Company has the option to present all insurance finance income or expense in profit or loss or disaggregated between profit or loss and OCI (the “OCI option”). The Company has elected the OCI option and determined the cumulative OCI balance at transition as follows:

•
For some GMM and PAA groups of contracts where the fair value approach was applied, the cumulative OCI was set retrospectively only if reasonable and supportable information was available, otherwise it was set to zero at the transition date.

•
For GMM groups of contracts where the full retrospective approach was applied, the cumulative balance was calculated as if the Company had been applying the OCI option since inception of the contracts.

•	For VFA contracts, the cumulative OCI at transition was set equal to the difference between the market value and carrying value of the underlying items.
Reclassification of Financial Assets for the Comparative Period of IFRS 17 Adoption
Under the amendments to IFRS 17 with regard to the “Initial Application of IFRS 17 and IFRS 9 – Comparative Information” (“IFRS 17 amendments”), the Company has elected the option to reclassify financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17, on an instrument-by-instrument
basis, for the comparative period in alignment with the expected classification on initial application of IFRS 9 as at January 1, 2023. These reclassification changes also led the Company to present certain investment results previously reported in net investment income or OCI under IAS 39, within OCI or net investment income in alignment with the expected classifications of IFRS 9, respectively.

The following table presents invested assets by type and measurement category as at December 31, 2021, with transitional measurement differences and presentation differences and then invested assets by type and category as at January 1, 2022.

	December 31, 2021		Impact of IFRS 17 Amendments		January 1, 2022
	IAS 39 Measurement Category	Total carrying value	Measurement Differences	Presentation Differences	Total carrying value	Measurement Category
Cash and short-term securities	AFS	$14,339	$–	$2,214	$16,553	FVOCI (1)
	FVTPL	2,214	–	(2,214)	–	FVTPL (2)
	Amortized cost	6,041	–	–	6,041	Amortized cost (3)
		22,594	–	–	22,594

Debt securities	AFS	33,097	–	184,365	217,462	FVOCI (1)
	FVTPL	189,722	–	(184,365)	5,357	FVTPL (2)
	Amortized cost	1,320	–	–	1,320	Amortized cost (3)
		224,139	–	–	224,139

Public equities	AFS	2,351	–	(2,351)	–
	FVTPL	25,716	–	2,351	28,067	FVTPL (2)
		28,067	–	–	28,067
Mortgages	AFS	–	1,897	29,901	31,798	FVOCI (1)
	FVTPL	–	37	1,166	1,203	FVTPL (2)
	Amortized cost	52,014	–	(31,067)	20,947	Amortized cost (3)
		52,014	1,934	–	53,948

Private placements	AFS	–	4,407	42,175	46,582	FVOCI (1)
	FVTPL	–	40	667	707	FVTPL (2)
	Amortized cost	42,842	–	(42,842)	–	Amortized cost (3)
		42,842	4,447	–	47,289

Policy loans	Amortized cost	6,397	–	(6,397)	–	N/A (4)

Loans to Bank clients	Amortized cost	2,506	–	–	2,506	Amortized cost (3)

Other invested asset s	AFS	89	(4)	238	323	FVOCI (1)
	FVTPL	21,157	(10)	617	21,764	FVTPL (2)
	Amortized cost	855	–	(855)	–	Amortized cost (3)
		22,101	(14)	–	22,087
Total in-scope invested assets		400,660	6,367	(6,397)	400,630
Out-of-scope invested assets (5)	Other	26,438	1,035	–	27,473	Other (5)
Total Invested Assets		$427,098	$7,402	$(6,397)	$428,103

(1)
The reclassification of unrealized gains (losses), net of tax, of $11,868 from retained earnings to accumulated other comprehensive income (AOCI) related to FVOCI classification of debt investments classified as FVTPL under IAS 39.

(2)	The reclassification of unrealized gains (losses), net of tax, of $268 from AOCI to retained earnings related to FVTPL classification of debt securities classified as FVOCI under IAS 39.
(3)
The remeasurement of debt securities from amortized cost to FVOCI or FVTPL resulted in an increase in carrying value of $6,367. The impact on AOCI and retained earnings, net of
tax, was $5,041 and $952, respectively.

(4)	Policy loans were reclassified from invested assets to insurance contract liabilities under IFRS 17 with no remeasurement and no impact to equity.
(5)
Own use real estate properties which are underlying items for insurance contracts with direct participating features were remeasured to fair value as if they were investment properties, as permitted by IFRS 17. This remeasurement resulted in an increase of carrying value of $1,035. The impact to retained earnings, net of tax, was $915.

The Company has elected to apply the impairment requirements of IAS 39 (incurred losses) for the comparative period as provided for under IFRS 17. Accordingly, for assets that were classified as FVTPL under IAS 39, where no impairment was required, but were reclassified to FVOCI or amortized cost under IFRS 9 for the comparative period, the Company did not measure any impairment for the comparative period since IAS 39 impairment was not calculated.

(1)

Opening balance sheet under IFRS 17 “Insurance Contracts” including classification and measurement changes of financial assets
Effects from applying IFRS 17 resulted in a reduction of total equity of

$11,997, net of tax, as at January 1, 2022. The opening IFRS 17 balance sheet and related adjustments as at January 1, 2022 are presented below:

	IFRS 4 & IAS 39 December 31, 2021	OPENING IFRS BALANCE SHEET ADJUSTMENTS				IFRS 17 & IAS 39 January 1, 2022
		Measurement Differences
		Transition CSM		Contract Measurement	Presentation Differences
Assets

Total invested assets	$427,098	$–		$7,402	$(6,397)	$428,103
Total other assets	90,757	2,877		5,617	1,078	100,329
Segregated funds net assets	399,788	–		–	–	399,788
Total assets	$917,643	$2,877		$13,019	$(5,319)	$928,220
Liabilities and Equity
Insurance contract liabilities	$392,275	$21,466	(1)	$10,014	$(18,134)	$405,621
Segregated funds insurance net liabilities	–	–		–	130,836	130,836
Total insurance contract liabilities	392,275	21,466		10,014	112,702	536,457
Total investment contract liabilities	3,116	–		–	275,900	279,016
Other liabilities	63,595	(2,823)		(784)	5,867	65,855
Segregated funds net liabilities	399,788	–		–	(399,788)	–
Total liabilities	858,774	18,643		9,230	(5,319)	881,328
Equity
Shareholders’ r etained earnings	23,492	(13,607)		(229)	–	9,656
Shareholders’ accumulated other comprehensive income (loss)
Net insurance finance expenses	–	–		(17,117)	–	(17,117)
Net reinsurance finance income	–	–		984	–	984
FVOCI investments	848	–		16,916	–	17,764
Other equity items	34,068	–		–		34,068
Total shareholders’ equity	58,408	(13,607)		554	–	45,355
Participating policyholders’ equity	(1,233)	(1,440	) (1)	2,774	–	101
Non-controlling interests	1,694	(719	) (1)	461	–	1,436
Total equity	58,869	(15,766)		3,789	–	46,892
Total liabilities and equity	$917,643	$2,877		$13,019	$(5,319)	$928,220
(1)
The post-tax CSM in the participating policyholders’ fund of $1.4 billion is expected to be recognized in shareholder net income over time. In addition, $0.7 billion of post-tax CSM is attributable to non-controlling interests.

The following table shows the nature and amount of the measurement adjustments made to the opening balance sheet:

Measurement D ifferences	Description
Transition CSM

Contractual Service Margin (CSM) is a new liability that represents future unearned profits on insurance contracts written. For this measurement step, the amount recognized as at the transition date, January 1, 2022
,
was $21,466. The impact on equity was $15,766
,
net of tax.

Contract Measurement

Under IFRS 17 other components of insurance contracts, aside from the CSM, are also remeasured. This measurement step includes the following changes:

Risk Adjustment (+2.1 billion to equity)
(1)
:
Changes to the provisions held within the Company’s insurance liabilities for non-economic
risk on application of the IFRS 17 standard;

Discount Rates
(-1.5
billion to equity)
(1)
:
Changes in the economic assumptions used in the determination of the Company’s insurance liabilities from the IFRS 4 CALM framework to IFRS 17, and changes in the carrying value of the Company’s assets backing insurance liabilities under IFRS 9;

Other Revaluation Changes (+3.1 billion to equity):
Includes other changes in equity created by the application of IFRS 17. This includes changes to accounting for contract classifications, variable annuity guarantee contracts, and contract boundaries which increases the capitalization of future profits into the CSM, changes to the provisions for future taxes, and other changes related to the application of IFRS 17.

Participating and Non-Controlling Interest (NCI) Equity

In previous steps all impacts to equity were shown in shareholders’ equity. This step shows the geography of the impacts between shareholders’ equity, participating policyholders’ equity and non-controlling
interests.

(1)	Excluding impacts on variable annuity guarantee contracts
The presentation differences are mainly comprised of the following:

•	Policy loans invested assets – Reclassified to insurance contract liabilities as they are insurance contract related.
•
Contract classification
– Some contracts were reclassified from insurance contracts to investment contracts or service contracts, with some contracts reclassified from investment contracts to insurance contracts. The amount shown in presentation differences in the table above relates to where they appear in the opening balance sheet. Any changes to these contracts’ measurement value are shown in the contract measurement step.

•
Insurance receivables
 & payables
– These amounts were previously reported either as separate line items in the financial statements or recorded in miscellaneous assets and liabilities. These amounts have been reclassified to insurance contract liabilities as they are insurance contract related.

•	Embedded derivatives – These amounts were previously reported in miscellaneous assets and have been reclassified to insurance contract liabilities as they are insurance contract related.
•	Reinsurance funds withheld – These amounts were previously reported in other liabilities and have been reclassified to reinsurance contract assets as they are reinsurance contract related.
•	Deferred acquisition cost – These were previously reported in miscellaneous assets and have been reclassified to insurance contract liabilities as they are insurance contract related.
•
Segregated fund net liabilities
– Segregated fund net liabilities were previously reported together, and have been separated into segregated fund insurance net liabilities (those associated with insurance contracts) and segregated funds investment contract net liabilities (those associated with investment contracts) which form part of total investment contract liabilities.

(ii) IFRS 9 “Financial Instruments”
IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In conjunction with the amendments to IFRS 17 “Insurance Contracts” issued in June 2020, the IASB amended IFRS 4 “Insurance Contracts” to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17. The standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”.
The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.
Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements. When IFRS 9 is first adopted, entities have the option to apply the hedge accounting requirements under IFRS 9 or to continue to apply the hedge accounting requirements under IAS 39. Such option will apply to all hedge accounting relationships.
Revisions issued in July 2014 replaced the existing incurred loss model used for measuring the allowance for credit losses with an expected loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. They also addressed the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.
The Company has adopted IFRS 9 beginning on January 1, 2023, as permitted under the June 2020 amendments to IFRS 4 “Insurance Contracts”. Consistent with IFRS 17 amendments, the adoption of IFRS 9 resulted in certain differences in the classification and measurement of financial assets when compared to their classification and measurement under IAS 39. The most significant changes included approximately $184
billion of debt securities previously classified as FVTPL which are classified as FVOCI (see note 2(b)(i)).
The Company has elected to apply the hedge accounting requirements under IFRS 9 to all hedge accounting relationships prospectively. As at January 1, 2023, all existing IAS 39 hedge accounting relationships were assessed and qualify for hedge accounting under IFRS 9. These existing relationships are treated as continuing hedge accounting relationships under IFRS 9 beginning on January 1, 2023; and will be disclosed with comparative information for 2022 under IAS 39.
The Company will also be designating new hedge accounting relationships with the objective to reduce accounting mismatches between existing derivatives’ changes in income and financial risk changes in OCI for IFRS 17 insurance liabilities and IFRS 9 financial assets. New hedge accounting relationships are effective prospectively on January 1, 2023; and will not have comparative disclosure in the financial statements for 2022.